Monthly Noteholder's Statement

GE Capital Credit Card Master Note Trust

Series 2011 – 1

Class A LIBOR + 0.5500% Notes

Class B LIBOR + 1.0500% Notes

Class C LIBOR + 2.1000% Notes

Pursuant to the Master Indenture, dated as of September 25, 2003 (as amended and supplemented, the "Indenture") between GE Capital Credit Card Master Note Trust (the "Issuer") and Deutsche Bank Trust Company Americas, as indenture trustee (the "Indenture Trustee"), as supplemented by the Series 2011 - 1 Indenture Supplement (the "Indenture Supplement"), dated as of January 27, 2011, between the Issuer and the Indenture Trustee, the Issuer is required to prepare, or cause the Servicer to prepare, certain information each month regarding current distributions to the Series 2011 - 1 Noteholders and the performance of the Trust during the previous month. The information required to be prepared with respect to the Payment Date of July 15, 2013, and with respect to the performance of the Trust during the Monthly Period ended June 21, 2013 is set forth below. Capitalized terms used herein are defined in the Indenture and the Indenture Supplement. The Discount Percentage (as defined in the Transfer Agreement) remains at 0% for all the Receivables in the Trust until otherwise indicated.The undersigned, an Authorized Officer of the Servicer, does hereby certify as follows:

Record Date:	06/28/2013
Monthly Period Beginning:	05/22/2013
Monthly Period Ending:	06/21/2013
Previous Payment Date:	06/17/2013
Payment Date:	07/15/2013
Interest Period Beginning:	06/17/2013
Interest Period Ending:	07/14/2013
Days in Monthly Period:	31
Days in Interest Period:	28
LIBOR Determination Date	06/13/2013
LIBOR Rate	0.19250%
Is there a Reset Date?	Yes
Reset Date #1:	06/18/2013

I. Trust Receivables Information

a.	Number of Accounts Beginning	33,411,439
b.	Number of Accounts Ending	32,979,745
c.	Average Accounts Balance (q / b)	544.84

d.	BOP Principal Receivables	17,895,704,446.71
e.	BOP Finance Charge Receivables	1,000,216,164.88
f.	BOP Total Receivables	18,895,920,611.59

g.	Increase in Principal Receivables from Additional Accounts	0.00
h.	Increase in Principal Activity on Existing Securitized Accounts	2,631,818,945.97
i.	Increase in Finance Charge Receivables from Additional Accounts	0.00
j.	Increase in Finance Charge Activity on Existing Securitized Accounts	436,617,117.73
k.	Increase in Total Receivables	3,068,436,063.70

l.	Decrease in Principal Receivables due to Account Removal	0.00
m.	Decrease in Principal Activity on Existing Securitized Accounts	2,558,779,435.48
n.	Decrease in Finance Charge Receivables due to Account Removal	0.00
o.	Decrease in Finance Charge Activity on Existing Securitized Accounts	415,596,200.00
p.	Decrease in Total Receivables	2,974,375,635.48

q.	EOP Aggregate Principal Receivables	17,968,743,957.20
r.	EOP Finance Charge Receivables	1,021,237,082.61
s.	EOP Total Receivables	18,989,981,039.81

t.	Excess Funding Account Balance	0.00

u.	Required Principal Balance	16,046,846,956.68
v.	Minimum Free Equity Amount (EOP Aggregate Principal Receivables * 5.5%)	988,280,917.65
w.	Free Equity Amount (EOP Principal Receivables - EOP Collateral Amount (II.d.ii+II.a.ii+II.b.ii+II.b.iii))	1,921,897,000.52

II. Investor Information (Sum of all Series, excluding new issuances and additional draws subsequent to end of the Monthly Period)

a.	Note Principal Balance

	i.	Beginning of Interest Period	14,763,265,136.00
	ii.	Increase in Note Principal Balance due to New Issuance / Additional draws	487,392,550.00
	iii.	Decrease in Note Principal Balance due to Principal Paid and Notes Retired	0.00
	iv.	As of Payment Date	15,250,657,686.00

b.	Excess Collateral Amount
	i.	Beginning of Interest Period	767,947,508.68
	ii.	Change to Excess Collateral Amount in connection with the Supplemental Indenture	28,241,762.00
	iii.	Increase in Excess Collateral Amount due to New Issuance	0.00
	iv.	Reductions in Required Excess Collateral Amount	0.00
	v.	Increase in Unreimbursed Investor Charge-Off	0.00
	vi.	Decrease in Unreimbursed Investor Charge-Off	0.00
	vii.	Increase in Unreimbursed Reallocated Principal Collections	0.00
	viii.	Decrease in Unreimbursed Reallocated Principal Collections	0.00
	ix.	As of Payment Date	796,189,270.68

c.	Principal Accumulation Account Balance
	i.	Beginning of Interest Period	0.00
	ii.	Controlled Deposit Amount	0.00
	iii.	Withdrawal for Principal Payment	0.00
	iv.	As of Payment Date	0.00

d.	Collateral Amount
	i.	End of Prior Monthly Period	16,664,545,978.68
	ii.	Beginning of Interest Period	15,531,212,644.68
	iii.	As of Payment Date	16,046,846,956.68

III. Trust Performance Data (Monthly Period)

a.	Gross Trust Yield (Finance Charge Collections + Recoveries / BOP Principal Receivables)
	i.	Current	28.0069%
	ii.	Prior Monthly Period	27.4593%
	iii.	Two Months Prior Monthly Period	28.1086%
	iv.	Three-Month Average	27.8583%

b.	Payment Rate (Principal Collections / BOP Principal Receivables)
	i.	Current	13.7577%
	ii.	Prior Monthly Period	13.5656%
	iii.	Two Months Prior Monthly Period	13.5130%
	iv.	Three-Month Average	13.6121%

c.	Gross Charge-Off Rate excluding Fraud (Default Amount for Defaulted Accounts - Fraud Amount / BOP Principal Receivables)
	i.	Current	6.2825%
	ii.	Prior Monthly Period	6.7279%
	iii.	Two Months Prior Monthly Period	6.7925%
	iv.	Three-Month Average	6.6009%

d.	Gross Charge-Off Rate (Default Amount for Defaulted Accounts / BOP Principal Receivables)		6.4875%

e.	Net Charge-Off Rate excluding Fraud (Default Amount for Defaulted Accounts - Recoveries - Fraud Amount / BOP Principal Receivable
	i.	Current	4.9485%
	ii.	Prior Monthly Period	5.3317%
	iii.	Two Months Prior Monthly Period	5.3668%
	iv.	Three-Month Average	5.2157%

f.	Net Charge-Off Rate (Default Amount for Defaulted Accounts - Recoveries/ BOP Principal Receivables)		5.1535%

g.	Trust excess spread percentage ((FC Coll - Charged-Off Rec - Monthly Interest +/- Net Swaps - Monthly Servicing Fee) / BOP Principal Receivables)		18.3499%

h.	Default Amount for Defaulted Accounts		96,748,308.59
i.	Recovery Amount		19,893,198.97
j.	Collections

	i.	Total Trust Finance Charge Collections		397,776,285.80
	ii.	Total Trust Principal Collections		2,462,031,126.89
	iii.	Total Trust Collections		2,859,807,412.69

k.	Delinquency Data		Percentage	Total Receivables
	i.	1-29 Days Delinquent	3.7511%	712,339,841.50
	ii.	30-59 Days Delinquent	1.0744%	204,037,727.91
	iii.	60-89 Days Delinquent	0.7346%	139,499,401.42
	iv.	90-119 Days Delinquent	0.5621%	106,737,673.82
	v.	120-149 Days Delinquent	0.5175%	98,282,140.05
	vi.	150-179 Days Delinquent	0.4761%	90,416,745.66
	vii.	180 or Greater Days Delinquent	0.0000%	0.00

IV. Series Performance Data

a.	Portfolio Yield (Finance Charge Collections + Recoveries - Aggregate Investor Default Amount + PAA Inv Proceeds / BOP Collateral)
	i.	Current		21.5001%
	ii.	Prior Monthly Period		20.5125%
	iii.	Two Months Prior Monthly Period		21.0682%
	iv.	Three-Month Average		21.0269%

b.	Base Rate (Noteholder Servicing Fee + Admin Fee + Monthly Interest + Swap Payments - Swap Receipts / BOP Collateral)
	i.	Current		2.8691%
	ii.	Prior Monthly Period		2.8754%
	iii.	Two Months Prior Monthly Period		2.8749%
	iv.	Three-Month Average		2.8731%

c.	Excess Spread Percentage (Portfolio Yield - Base Rate)
	i.	Current		18.6311%
	ii.	Prior Monthly Period		17.6371%
	iii.	Two Months Prior Monthly Period		18.1932%
	iv.	Quarterly Excess Spread Percentage		18.1538%

V. Investor Information Regarding Distributions to Noteholders

a.	The total amount of the distribution to Class A Noteholders per $1000 Note Initial Principal Balance.			0.577500

b.	The amount of the distribution set forth in paragraph a. above in respect of interest on the Class A Notes, per $1000 Note Initial Principal Balance.			0.577500

c.	The amount of the distribution set forth in paragraph a. above in respect of principal on the Class A Notes, per $1000 Note Initial Principal Balance.			0.000000

d.	The total amount of the distribution to Class B Noteholders per $1000 Note Initial Principal Balance.			0.966389

e.	The amount of the distribution set forth in paragraph d. above in respect of interest on the Class B Notes, per $1000 Note Initial Principal Balance.			0.966389

f.	The amount of the distribution set forth in paragraph d. above in respect of principal on the Class B Notes, per $1000 Note Initial Principal Balance.			0.000000

g.	The total amount of the distribution to Class C Noteholders per $1000 Note Initial Principal Balance.			1.783056

h.	The amount of the distribution set forth in paragraph g. above in respect of interest on the Class C Notes, per $1000 Note Initial Principal Balance.			1.783056

i.	The amount of the distribution set forth in paragraph g. above in respect of principal on the Class C Notes, per $1000 Note Initial Principal Balance.			0.000000

VI. Investor Information
a.	Class A Note Initial Principal Balance		600,000,000.00
b.	Class B Note Initial Principal Balance		86,557,377.00
c.	Class C Note Initial Principal Balance		57,049,180.00
d.	Initial Excess Collateral Amount		43,278,689.00
e.	Initial Collateral Amount		786,885,246.00

f.	Class A Note Principal Balance
	i.	Beginning of Interest Period	600,000,000.00
	ii.	Principal Payment	0.00
	iii.	As of Payment Date	600,000,000.00

g.	Class B Note Principal Balance
	i.	Beginning of Interest Period	86,557,377.00
	ii.	Principal Payment	0.00
	iii.	As of Payment Date	86,557,377.00

h.	Class C Note Principal Balance
	i.	Beginning of Interest Period	57,049,180.00
	ii.	Principal Payment	0.00
	iii.	As of Payment Date	57,049,180.00

i.	Excess Collateral Amount
	i.	Beginning of Interest Period	43,278,689.00
	ii.	Increase in Excess Collateral Amount in connection with the Supplemental Indenture	0.00
	iii.	Reduction in Excess Collateral Amount	0.00
	iv.	As of Payment Date	43,278,689.00

j.	Collateral Amount
	i.	Beginning of Interest Period	786,885,246.00
	ii.	Increase in Excess Collateral Amount in connection with the Supplemental Indenture	0.00
	iii.	Increase/Decrease in Unreimbursed Investor Charge-Offs	0.00
	iv.	Increase/Decrease in Reallocated Principal Collections	0.00
	v.	Reduction in Excess Collateral Amount	0.00
	vi.	Principal Accumulation Account Deposit	0.00
	vii.	As of Payment Date	786,885,246.00
	viii.	Collateral Amount as a Percentage of Note Trust Principal Balance	4.3792%
	ix.	Amount by which Note Principal Balance exceeds Collateral Amount	N/A

k.	Required Excess Collateral Amount		43,278,689.00

VII. Investor Charge-Offs and Reallocated Principal Collections
(Section references relate to Indenture Supplement)

a.	Beginning Unreimbursed Investor Charge-Offs		0.00
b.	Current Unreimbursed Investor Defaults		0.00
c.	Current Unreimbursed Investor Uncovered Dilution Amount		0.00
d.	Current Reimbursement of Investor Charge-Offs pursuant to Section 4.4(a)(vii)		0.00
e.	Ending Unreimbursed Investor Charge-Offs		0.00
f.	Beginning Unreimbursed Reallocated Principal Collections		0.00
g.	Current Reallocated Principal Collections pursuant to Section 4.7		0.00
h.	Current Reimbursement of Reallocated Principal Collections pursuant to Section 4.4(a)(vii)		0.00
i.	Ending Unreimbursed Reallocated Principal Collections		0.00

VIII. Investor Percentages - BOP Balance and Series Account Information

a.	Allocation Percentage Numerator - for Finance Charge Collections and Default Amounts		786,885,246.00

b.	Allocation Percentage Numerator - for Principal Collections		786,885,246.00

c.	Allocation Percentage Denominator

	i.	Aggregate Principal Receivables Balance as of Prior Monthly Period		17,895,704,446.71
	ii.	Number of Days at Balance		27
	iii.	Aggregate Principal Receivables Balance on Reset Date 1		18,020,310,621.63
	iv.	Number of Days at Balance		4
	v.	Average Principal Balance		17,911,782,662.83

d.	Sum of Allocation Percentage Numerators for all outstanding Series with respect to Finance Charge Collections and Default Amounts			16,046,846,956.68
e.	Sum of Allocation Percentage Numerators for all outstanding Series with respect to Principal Collections			16,046,846,956.68

f.	Allocation Percentage, Finance Charge Collections and Default Amount (a. / greater of c.v. or d.)			4.3931%
g.	Allocation Percentage, Principal Collections (b. / greater of c.v. or e.)			4.3931%
h.	Series Allocation Percentage			4.9037%

IX. Collections and Allocations			Trust	Series

a.	Finance Charge Collections		397,776,285.80	17,474,770.46
b.	Recoveries		19,893,198.97	873,931.15
c.	Principal Collections		2,462,031,126.89	108,159,863.56
d.	Default Amount		96,748,308.59	4,250,264.65
e.	Dilution		170,244,976.65	7,479,057.94
f.	Investor Uncovered Dilution Amount		0.00	0.00
g.	Dilution including Fraud Amount		173,302,240.09

h.	Available Finance Charge Collections
	i.	Investor Finance Charge Collections		17,474,770.46
	ii.	Excess Finance Charge Collections allocable to Series 2011 - 1		0.00
	iii.	Principal Accumulation Account Investment Proceeds		0.00
	iv.	Investment earnings in the Reserve Account		0.00
	v.	Reserve Account Draw Amount		0.00
	vi.	Net Swap Receipts		N/A
	vii.	Recoveries		873,931.15
i.	Available Finance Charge Collections (Sum of h.i through h.vii)			18,348,701.61
j.	Total Collections (c.Series + i.)			126,508,565.17
k.	Total Finance Charge Collections deposited in the Collection Account			531,887.11
	(net of any amounts distributed to Transferor and owed to Servicer)

X. Application of Available Funds pursuant to Section 4.4(a) of the Indenture Supplement

a.	Available Finance Charge Collections			18,348,701.61

i.	On a pari passu basis:
	a.	Payment to the Indenture Trustee, to a maximum of $25,000		0.00
	b.	Payment to the Trustee, to a maximum of $25,000		0.00
	c.	Payment to the Administrator, to a maximum of $25,000		17.16

ii.	To the Servicer:
	a.	Noteholder Servicing Fee		1,311,475.41
	b.	Noteholder Servicing Fee previously due but not paid		0.00
	c.	Total Noteholder Servicing Fee		1,311,475.41

iii.	On a pari passu basis:
	a.	Class A Monthly Interest		346,500.00
	b.	Class A Deficiency Amount		0.00
	c.	Class A Additional Interest		0.00
	d.	Class A Additional Interest not paid on prior Payment Date		0.00

iv.	On a pari passu basis:

	a.	Class B Monthly Interest	83,648.09
	b.	Class B Deficiency Amount	0.00
	c.	Class B Additional Interest	0.00
	d.	Class B Additional Interest not paid on prior Payment Date	0.00

v.	On a pari passu basis:
	a.	Class C Monthly Interest	101,721.86
	b.	Class C Deficiency Amount	0.00
	c.	Class C Additional Interest	0.00
	d.	Class C Additional Interest not paid on prior Payment Date	0.00

vi.	To be treated as Available Principal Collections
	a.	Aggregate Investor Default Amount	4,250,264.65
	b.	Aggregate Investor Uncovered Dilution Amount	0.00

vii.	To be treated as Available Principal Collections, to the extent not previously reimbursed
	a.	Investor Charge-offs	0.00
	b.	Reallocated Principal Collections	0.00

viii.	Excess of Required Reserve Account Amount Over Available Reserve Account Amount		0.00

ix.	Amounts required to be deposited to the Spread Account or Reserve Account		0.00

x.	To be treated as Available Principal Collections: Series Allocation Percentage of Minimum Free Equity Shortfall		0.00

xi.	On a pari passu basis:
	a.	Partial or early termination or other additional amount owed to Class A Swap Counterparty	N/A
	b.	Partial or early termination or other additional amount owed to Class B Swap Counterparty	N/A
	c.	Partial or early termination or other additional amount owed to Class C Swap Counterparty	N/A

xii.	Unless an Early Amortization Event has occurred, amounts that have not been paid pursuant to (a)(i) above		0.00

xiii.	The balance, if any, will constitute a portion of Excess Finance Charge Collections for such Payment Date and first will be available for allocation to other Series in Group One and, then:		12,255,074.44

	a.	Unless an Early Amortization Event has occurred, to the Transferor; and or	0.00
	b.	If an Early Amortization Event has occurred, first, to pay Monthly Principal in accordance with Section 4.4(c) of the Indenture to the extent not paid in full from Available Principal Collections (calculated without regard to amounts available to be treated as Available Principal Collections pursuant to this clause), second, to pay on a pari passu basis any amounts owed to such Persons listed in clause (a)(i) above that have been allocated to Series 2011_1 in accordance with Section 8.4(d) of the Indenture and that have not been paid pursuant to clauses (a)(i) and (a)(xi) above, and, third, any amounts remaining after payment in full of the Monthly Principal and amounts owed to such Persons listed in clause (a)(i) above shall be paid to the Issuer.	0.00

XI. Excess Finance Charge Collections (Group One)

a.	Total Excess Finance Charge Collections in Group One			243,321,243.74
b.	Finance Charge Shortfall for Series 2011 - 1			0.00
c.	Finance Charge Shortfall for all Series in Group One			0.00
d.	Excess Finance Charges Collections Allocated to Series 2011 - 1			0.00

XII. Available Principal Collections and Distributions (Section references relate to Indenture Supplement)

a.	Investor Principal Collections			108,159,863.56
b.	Less: Reallocated Principal Collections for the Monthly Period pursuant to Section 4.7			0.00
c.	Plus: Shared Principal Collections allocated to this Series			0.00
d.	Plus: Aggregate amount to be treated as Available Principal Collections pursuant to Section 4.4(a)(vi)			4,250,264.65
e.	Plus: Aggregate amount to be treated as Available Principal Collections pursuant to Section 4.4(a)(vii)			0.00
f.	Plus: During an Early Amortization Period, the amount of Available Finance Charge Collections used to pay principal on the Notes pursuant to Section 4.4(a)(xii)			0.00

g.	Available Principal Collections (Deposited to Principal Account)			112,410,128.21
	i.	During the Revolving Period, Available Principal Collections treated as Shared Principal Collections Pursuant to Section 4.4(b)		112,410,128.21
	ii.	During the Controlled Accumulation Period, Available Principal Collections deposited to the Principal Accumulation Account pursuant to Section 4.4(c)(i),(ii)		0.00
	iii.	During the Early Amortization Period, Available Principal Collections deposited to the Distribution Account pursuant to Section 4.4(c)		0.00
	iv.	Series Shared Principal Collections available to Group One pursuant to Section 4.4(c)(iii)		112,410,128.21
	v.	Principal Distributions pursuant to Section 4.4(e) in order of priority
		a.	Principal paid to Class A Noteholders	0.00
		b.	Principal paid to Class B Noteholders	0.00
		c.	Principal paid to Class C Noteholders	0.00
	vi.	Total Principal Collections Available to Share (Inclusive of Series 2011 - 1)		2,292,364,906.94
	vii.	Series Principal Shortfall		0.00
	viii.	Shared Principal Collections allocated to this Series from other Series		0.00

XIII. Series 2011 - 1 Accumulation

a.	Controlled Accumulation Period Length in months (scheduled)			3.00
b.	Controlled Accumulation Amount			0.00
c.	Controlled Deposit Amount			0.00
d.	Accumulation Shortfall			0.00
e.	Principal Accumulation Account Balance
	i.	Beginning of Interest Period		0.00
	ii.	Controlled Deposit Amount		0.00
	iii.	Withdrawal for Principal Payment		0.00
	iv.	As of Payment Date		0.00

XIV. Reserve Account Funding (Section references relate to Indenture Supplement)

a.	Reserve Account Funding Date (scheduled)			8/15/2013
b.	Required Reserve Account Amount (.50% of Note Principal Balance beginning on Reserve Account Funding Date)			0.00
c.	Beginning Available Reserve Account Amount			0.00
d.	Reserve Draw Amount			0.00
e.	Deposit pursuant to 4.4(a)(viii) the excess of b. over c.			0.00
f.	Withdrawal for Reserve Account Surplus paid to Transferor pursuant to Section 4.10(d)			0.00
g.	Withdrawal for Reserve Account Surplus paid to Transferor pursuant to Section 4.10(e)			0.00
h.	Ending Available Reserve Account Amount			0.00

XV. Spread Account Funding (Section references relate to Indenture Supplement)

a.	Spread Account Percentage		0.00%
b.	Required Spread Account Amount		0.00
c.	Beginning Available Spread Account Amount		0.00
d.	Withdrawal pursuant to 4.11 (a) - Section 4.4(a)(v) Shortfall		0.00
e.	Withdrawal pursuant to 4.11 (b) - Class C Expected Principal Payment Date		0.00
f.	Withdrawal pursuant to 4.11 (c) - Early Amortization Event		0.00
g.	Withdrawal pursuant to 4.11 (d) - Event of Default		0.00
h.	Deposit pursuant to 4.4 (a)(ix) - Spread Account Deficiency		0.00
i.	Withdrawal pursuant to 4.11 (f) - Spread Account Surplus Amount		0.00
j.	Ending Available Spread Account Amount		0.00
k.	Investment Earnings on Spread Account distributable to holder of the Transferor Interest		0.00

XVI. Series Early Amortization Events

a.	The Free Equity Amount is less than the Minimum Free Equity Amount		No
	Free Equity:
	i.	Free Equity Amount	1,921,897,000.52
	ii.	Minimum Free Equity Amount	988,280,917.65
	iii.	Excess Free Equity Amount	933,616,082.87

b.	The Note Trust Principal Balance is less than the Required Principal Balance		No
	Note Trust Principal Balance:
	i.	Note Trust Principal Balance	17,968,743,957.20
	ii.	Required Principal Balance	16,046,846,956.68
	iii.	Excess Principal Balance	1,921,897,000.52

c.	The three-month average Portfolio Yield is less than three-month average Base Rate		No
	Portfolio Yield:
	i.	Three month Average Portfolio Yield	21.0269%
	ii.	Three month Average Base Rate	2.8731%
	iii.	Three month Average Excess Spread	18.1538%

d.	The Note Principal Balance is outstanding beyond the Expected Principal Payment Date		No
	i.	Expected Principal Payment Date	01/15/2014
	ii.	Current Payment Date	07/15/2013

e.	Are there any material modifications, extensions or waivers to pool asset terms, fees, penalties or payments?		No
f.	Are there any material breaches or pool of assets representations and warranties or covenants?		No
g.	Are there any material changes in criteria used to originate, acquire, or select new pool assets?		No
h.	Has an early amortization event occurred?		No

IN WITNESS WHEREOF, the undersigned has duly executed this Monthly Noteholder's Statement as of the 10th day of July 2013.

GENERAL ELECTRIC CAPITAL CORPORATION, as Servicer

By:	/s/ Brian Doubles
Name:	Brian Doubles
Title:	Authorized Signatory